                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03031

Morgan Stanley Tax-Free Daily Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS September 30, 2004 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                             CURRENT   DEMAND
THOUSANDS                                                                                              RATE +    DATE*      VALUE
------------------------------------------------------------------------------------------------------------------------------------

            SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (76.2%)
            ARIZONA
  $6,690    Scottsdale Municipal Property Corporation, Excise Tax Ser 2004 A ROCs II-R Ser 2153 (MBIA) 1.75%   10/07/04   $6,690,000

            DELAWARE
   6,450    Delaware Economic Development Authority, St Andrew's School Ser 2004                       1.70    10/07/04    6,450,000

            FLORIDA
  16,750    Dade County Industrial Development Authority, Dolphins Stadium Ser 1985 A                  1.72    10/07/04   16,750,000
   2,000    Jacksonville Economic Development Commission, Florida Proton Therapy Institute Ser 2003A   1.23    12/01/04    2,000,000
  10,000    Orlando Utilities Commission, Water & Electric Ser 2002 B                                  1.69    10/07/04   10,000,000

            GEORGIA
   7,700    Burke County Development Authority, Oglethorpe Power Co Ser 1993 A (FGIC)  & 1994 A (FGIC) 1.70    10/07/04    7,700,000
   2,000    Georgia, PUTTERs Ser 440                                                                   1.73    10/07/04    2,000,000

            HAWAII
   5,000    Hawaii, ROCs II-R Ser 6012                                                                 1.75    10/07/04    5,000,000

            ILLINOIS
  14,000    Chicago, Ser 2002 B (FGIC)                                                                 1.70    10/07/04   14,000,000
   2,700    Chicago, Neighborhoods Alive Ser 21 B (MBIA)                                               1.70    10/07/04    2,700,000
   1,700    Illinois Development Finance Authority, Jewish Federation of Metropolitan Chicago
               Ser 2002 (Ambac)                                                                        1.72    10/01/04    1,700,000
            Illinois Finance Authority,
  10,000       Northwestern University Ser 2004 B                                                      1.70    10/07/04   10,000,000
   5,000       Revolving Fund ROCs II-R Ser 6015                                                       1.75    10/07/04    5,000,000
  11,000    Oak Forest, Homewood South Suburban Mayors & Managers Association Ser 1989                 1.51    10/07/04   11,000,000

            KANSAS
   3,805    Kansas Department of Transportation, Highway Eagle #20041005 Class A                       1.75    10/07/04    3,805,000

            KENTUCKY
   5,000    Shelby County, Kentucky Association of Counties Leasing Trust 2004 Ser A                   1.65    10/01/04    5,000,000

            LOUISIANA
   3,300    New Orleans Aviation Board, Ser 1993 B (MBIA)                                              1.66    10/07/04    3,300,000

            MASSACHUSETTS
   6,000    Massachusetts Bay Transportation Authority, Ser 2000                                       1.70    10/07/04    6,000,000

            MICHIGAN
   9,500    Detroit, Sewage Disposal System Senior Lien 2001 Ser C-1 (FSA)                             1.72    10/07/04    9,500,000
  10,000    Michigan, Grant Anticipation Notes Ser 2001 A (FSA)                                        1.68    10/07/04   10,000,000

            MINNESOTA
  10,000    Minneapolis, Guthrie Theater on the River Ser 2003 A                                       1.70    10/07/04   10,000,000
  15,130    University of Minnesota Regents, Ser 1999 A & Ser 2001 A                                   1.73    10/07/04   15,130,000

            MISSISSIPPI
   6,000    Perry County, Leaf  River Forest Products Inc Ser 2002                                     1.72    10/07/04    6,000,000

            MISSOURI
   3,900    Missouri Development Finance Board, Nelson Gallery Foundation Ser 2004 A (MBIA)            1.70    10/07/04    3,900,000
     600    Missouri Health and Educational Facilities Authority,
               Washington University Ser 1985 A                                                        1.70    10/07/04      600,000
   1,300    University of Missouri, Ser 2000 B                                                         1.72    10/01/04    1,300,000

            NEBRASKA
   8,900    American Public Energy Agency, National Public Gas Agency 2003 Ser A                       1.72    10/07/04    8,900,000

            NEW YORK
   2,400    Long Island Power Authority, Electric Ser 7 Subser 7 B (MBIA)                              1.72    10/07/04    2,400,000

            NORTH CAROLINA
            Mecklenburg County,
   5,000       Public Improvement Ser C                                                                1.69    10/07/04    5,000,000
   3,575       Ser 2001 COPs                                                                           1.70    10/07/04    3,575,000
   3,700    North Carolina, Ser 2002 D                                                                 1.68    10/07/04    3,700,000
   7,400    North Carolina Capital Facilities Agency, Durham Academy Ser 2001                          1.69    10/07/04    7,400,000

            OHIO
   5,000    Cleveland, Water 2002 Ser L (FGIC)                                                         1.70    10/07/04    5,000,000
   4,310    Ohio, Ser 2004 PT-2139                                                                     1.72    10/07/04    4,310,000

            OKLAHOMA
   7,430    Oklahoma Water Resources Board, State Loan Program Ser 1995 & Ser 1999                     1.35    03/01/05    7,430,000

            OREGON
   5,000    Clackamas County Hospital Facility Authority, Legacy Health System Ser 2003                1.69    10/07/04    5,000,000

            PENNSYLVANIA
            Pennsylvania Turnpike Commission,
   6,800       2002 Ser A-2                                                                            1.70    10/07/04    6,800,000
   5,000       Eagle # 20040029 Class A (Ambac)                                                        1.75    10/07/04    5,000,000
     400    Philadelphia Industrial Development Authority, The Fox Chase Cancer Center Ser 1997        1.71    10/01/04      400,000
   5,500    Washington County Authority, The Trustees of the University of Pennsylvania Ser 2004       1.67    10/07/04    5,500,000

            RHODE ISLAND
  11,115    Rhode Island Convention Center Authority, Refg 2001 Ser A (MBIA)                           1.72    10/07/04   11,115,000

            TENNESSEE
   3,800    Jackson Energy Authority, Gas System Ser 2002 (FSA)                                        1.69    10/07/04    3,800,000
   6,100    Montgomery County Public Building Authority, Pooled Financing Ser 1997 & Ser 1999          1.70    10/07/04    6,100,000

            TEXAS
  23,000    Harris County Health Facilities Development Corporation, Methodist Hospital Ser 2002       1.72    10/01/04   23,000,000
   4,400    Harris County Industrial Development Corporation, Baytank Inc Ser 1998                     1.70    10/07/04    4,400,000
   3,500    Houston, Combined Utility System, MERLOTs  2004 Ser C13 (MBIA)                             1.74    10/07/04    3,500,000
   5,000    Lower Neches Valley Authority, Chevron USA Inc Ser 1987                                    1.28    02/15/05    5,000,000
   4,250    San Antonio, Water System Sub Lien Ser 2003 B (MBIA)                                       1.70    10/07/04    4,250,000
   4,700    Texas Municipal Gas Corporation, Senior Lien Ser 1998 (FSA)                                1.70    10/07/04    4,700,000

            UTAH
   8,400    Eagle Mountain, Gas & Electric Ser 2001                                                    1.70    10/07/04    8,400,000
             Intermountain Power Agency,
   7,100       Power Supply 1985 Ser F (Ambac)                                                         1.25    12/01/04    7,100,000
   7,000       Power Supply 1985 Ser F (Ambac)                                                         1.40    03/15/05    7,000,000
   1,900    Utah County, IHC Health Services Inc 2002 Ser B                                            1.70    10/07/04    1,900,000

            VARIOUS STATES
   5,000    Municipal Securities Pooled Trust Receipts, Various States Ser 2004 SG P-18                1.84    10/07/04    5,000,000

            WASHINGTON
   5,490    Snohomish County, Public Utility District No1 ROCs II-R Ser 4059 (FSA)                     1.75    10/07/04    5,490,000
   1,450    Washington Health Care Facilities Authority, Providence Services Ser 2002 A (MBIA)         1.72    10/01/04    1,450,000

            PUERTO RICO
   3,000    Puerto Rico Highway and Transportation Authority, Transportation 1998 Ser A (Ambac)        1.72    10/07/04    3,000,000
                                                                                                                        ------------
            TOTAL SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
            (Cost $351,145,000)                                                                                          351,145,000
                                                                                                                        ------------

                                                                                                          YIELD TO
                                                                                                          MATURITY
                                                                                    COUPON    MATURITY   ON DATE OF
                                                                                     RATE       DATE      PURCHASE
                                                                                    ------- ----------- ------------
          TAX-EXEMPT COMMERCIAL PAPER (11.0%)
          DISTRICT OF COLUMBIA
 3,000    National Academy of Science, Ser 1999 B (Ambac)                            1.22%    11/17/04      1.22%     3,000,000

          FLORIDA
          Collier County Health Facilities Authority, Cleveland Clinic Health
             System
 5,000       Ser 2003 C-2                                                            1.30     10/26/04      1.30      5,000,000
 1,500       Ser 2003 C-2                                                            1.34     10/26/04      1.34      1,500,000

          INDIANA
 4,340    Indiana State Office Building Commission, Hoosier Notes Ser A              1.35     10/18/04      1.35      4,340,000

          NEBRASKA
 4,000    Omaha Public Power District, Ser A                                         1.62     12/08/04      1.62      4,000,000

          NEVADA
 5,000    Las Vegas Valley Water District, Ser 2004 A                                1.17     10/27/04      1.17      5,000,000

          OHIO
 5,000    Cuyahoga County, Cleveland Clinic Ser 2003 B                               1.35     01/27/05      1.35      5,000,000

          NEW YORK
 5,000    New York City Municipal Water Finance Authority, Ser 5-B                   1.20     11/08/04      1.20      5,000,000
 6,000    New York City, Fiscal 1994 Ser H Subser H-5 (MBIA)                         1.28     10/21/04      1.28      6,000,000

          TEXAS
 7,000    San Antonio, Electric & Gas Ser 1995 A                                     1.17     10/20/04      1.17      7,000,000
 5,000    University of Texas System, Permanent University Fund Ser A                1.30     11/22/04      1.30      5,000,000
                                                                                                                    ------------

          TOTAL TAX-EXEMPT COMMERCIAL PAPER  (Cost $50,840,000)                                                      50,840,000
                                                                                                                    ------------

          SHORT-TERM MUNICIPAL NOTES AND BONDS (12.6%)
          ILLINOIS
 5,000    Illinois, Certificates Ser 2004, dtd 06/23/04                              2.00     10/22/04      1.15      5,002,421
 1,000    Illinois Finance Authority, Ser 2004-A School Notes, dtd 02/25/04          1.80     12/01/04      1.25      1,000,908

          INDIANA
          Indiana Bond Bank,
 5,000       Advanced Funding Notes Ser 2004 A, dtd 01/29/04                         2.00     01/25/05      1.10      5,014,099
 3,000       Midyear Funding Notes Ser 2004 A, dtd 06/24/04                          2.50     01/26/05      1.38      3,010,628

          KENTUCKY
 1,800    Covington Independent School District, Ser 2004, dtd 07/01/04              2.75     06/30/05      1.88      1,811,401
 4,000    Kentucky Association of Counties Advance Revenue Program, Ser 2004 A
               COPs TRANs, dtd 07/01/04                                              3.00     06/30/05      1.68      4,038,678

          MASSACHUSETTS
 1,469    Cape Ann Transportation Authority, Ser 2004 RANs, dtd 07/16/04             2.75     07/14/05      2.10      1,476,315

          NEW JERSEY
 2,500    Waldwick, Ser 2004 TANs, dtd 07/28/04                                      2.50     02/15/05      1.40      2,510,170

          NEW YORK
 2,500    Board of Cooperative Educational Services, Erie, Chautaugua and
             Cattaraugus, Counties Second Supervisory District Ser 2004 RANs,
             dtd 07/06/04                                                            3.00     06/30/05      1.80      2,521,953
 8,000    Brasher Falls Central School District, Ser 2004 BANs, dtd 07/09/04         3.00     07/08/05      1.75      8,075,385
 2,200    Holley Central School District, Ser 2004 TANs, dtd 08/05/04                2.75     04/29/05      1.53      2,215,296
 1,000    Wappingers Central School District, Ser 2004 TANs, dtd 07/22/04            1.75     11/16/04      1.15      1,000,743

          OHIO
 4,500    Akron, Ser 2004 BANs, dtd 03/04/04                                         2.00     11/04/04      1.05      4,503,922
 2,000    Youngstown City School District, Ser 2004 BANs,
             dtd 07/06/04                                                            2.00     03/09/05      1.48      2,004,486

          OREGON
11,000    Oregon, 2003 Ser A TANs, dtd 10/22/03                                      2.25     11/15/04      1.07     11,015,789

          UTAH
 3,000    Davis County, Ser 2004 TRANs, dtd 06/22/04                                 2.25     12/30/04      1.25      3,007,323
                                                                                                                    ------------

          TOTAL SHORT-TERM MUNICIPAL NOTES AND BONDS (Cost $58,209,517)                                              58,209,517
                                                                                                                    ------------

          TOTAL INVESTMENTS (Cost $460,194,517) (a)                                                         99.8%   460,194,517

          OTHER ASSETS IN EXCESS OF LIABILITIES                                                              0.2      1,094,920
                                                                                                         --------- -------------

          NET ASSETS                                                                                       100.0%  $461,289,437
                                                                                                         ========= =============

-----------
  COPs     Certificates of Participation.
  BANs     Bond Revenue Anticipation Notes.
MERLOTs    Municipal Exempt Receipts Liquidity Option Tender.
PUTTERs    Puttable Tax-Exempt Receipts.
  RANs     Revenue Anticipation Notes.
  ROCs     Reset Option Certificates.
  TANs     Tax Anticipation Notes.
 TRANs     Tax and Revenue Anticipation Notes.
   +       Rate shown is the rate in effect at September 30, 2004.
   *       Date on which the principal amount can be recovered through demand.
  (a)      Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
 Ambac     Ambac Assurance Corporation.
 FGIC      Financial Guaranty Insurance Company.
  FSA      Financial Security Assurance Inc.
  MBIA     Municipal Bond Investors Assurance Corporation.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Tax-Free Daily
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 19, 2004

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Tax-Free Daily
     Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 19, 2004

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                       5